Note 12 - Income Taxes (Details) - Deferred Tax Assets and Liabilities In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)		Mar. 31, 2013 JPY (¥)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Customer Relationships [Member] USD ($)	Mar. 31, 2013 Customer Relationships [Member] JPY (¥)	Mar. 31, 2012 Customer Relationships [Member] JPY (¥)	Mar. 31, 2013 Trademarks [Member] USD ($)	Mar. 31, 2013 Trademarks [Member] JPY (¥)	Mar. 31, 2012 Trademarks [Member] JPY (¥)
Note 12 - Income Taxes (Details) - Deferred Tax Assets and Liabilities [Line Items]
Unrealized gains on available-for-sale securities	$ 3,086		¥ 290,623		¥ 147,043
Capital leases	783		73,735		6,369
Accrued expenses	7,573		713,056		739,404
Retirement and pension cost	8,053		758,240		648,240
Allowance for doubtful accounts	703		66,170		70,114
Depreciation	513		48,315		103,374
Net loss on other investments	3,032		285,505		354,714
Operating loss carryforwards	15,044		1,416,522		1,432,104
Transactions in transit*				[1]		[1]
Transactions in transit*	510	[1]	47,983	[1]	53,798	[1]
Impairment loss on telephone rights	819		77,101		76,181
Accrued enterprise tax	1,909		179,725		171,358
Asset retirement obligation	1,276		120,116		107,371
Deferred revenue	4,974		468,382		260,411
Intangible assets								17,956	1,690,781	1,903,137	408	38,413	55,645
Investments in equity method investees	1,785		168,061
Other	2,524		237,761		242,000
Other	1,697		159,753		157,220
Total	53,260		5,014,984		5,020,584
Total	31,053		2,923,913		2,699,848
Valuation allowance	(14,462)		(1,361,807)		(2,008,886)		(308,197)
Total	38,798		3,653,177		3,011,698
Total	31,053		2,923,913		2,699,848
Tax deduction of goodwill	5,611		528,299		383,005
Excess of tax deductible goodwill over the reported amount of goodwill	$ 6,057		¥ 570,356		¥ 808,944

[1]	This item arises from transactions between IIJ and foreign subsidiaries, which were recorded in the different periods as a result of the difference in each company's fiscal year-end.